Debt - asset-backed financing (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade and other receivables	€ 7,266	€ 9,004
Asset-backed financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade and other receivables	€ 41	€ 151